Condensed Consolidated Statements of Income and Comprehensive Income (Unaudited) - USD ($)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Wealth management services
Total net revenue		$ 287	$ 497,629
Gross Margin		287	497,629
Operation cost and expenses
Selling, general and administrative expenses		3,716,180	1,105,629
Total operation cost and expenses		3,716,180	1,105,629
Loss from operations		(3,715,893)	(608,000)
Other income		33,857	118,580
Loss before income taxes		(3,682,036)	(489,420)
Income taxes benefits (expenses)		46,948	(14,009)
Net loss		(3,635,088)	(503,429)
Other comprehensive income
Foreign currency translation adjustment		2,444	681
Total comprehensive income		$ (3,632,644)	$ (502,748)
Loss per ordinary share
Basic (in Dollars per share)		$ (0.127)	$ (0.055)
Diluted (in Dollars per share)		$ (0.127)	$ (0.055)
Weighted average number of ordinary shares outstanding*
Basic (in Shares)	[1]	28,684,671	9,150,000
Diluted (in Shares)	[1]	28,684,671	9,150,000
Wealth Management Services [Member] | Referral fees [Member]
Wealth management services
Management services revenue		$ 287	$ 11,685
Asset Management Services [Member]
Wealth management services
Management services revenue			485,944
Asset Management Services [Member] | Advisory service fees [Member]
Wealth management services
Management services revenue			459,974
Asset Management Services [Member] | Management fees [Member]
Wealth management services
Management services revenue			$ 25,970

[1]	The ordinary shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022.